PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Significant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	20 years	20 years
US plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
US plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	21 years
US plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	24 years	24 years
US plans | Pension Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.05%	3.56%
US plans | Pension Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.69%	4.01%
US plans | Other Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.71%	3.10%
US plans | Other Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.17%	3.67%
Canadian plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
Canadian plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	25 years	24 years
Canadian plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	23 years
Canadian plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	26 years	25 years
Canadian plans | Pension Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.95%	3.50%
Canadian plans | Pension Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.55%	4.15%
Canadian plans | Other Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.95%	3.50%
Canadian plans | Other Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.55%	4.15%